Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0001212030
Registrant Name	GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A